Statements of financial position - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash	$ 94,846	$ 14,281
Platinum bullion	22,500,856	35,040,951
Palladium bullion	79,002,490	90,284,290
Prepaid assets	139,161	144,806
Total assets	101,737,353	125,484,328
Current liabilities
Accounts payable	219,548	217,198
Total liabilities	219,548	217,198
Equity
Unitholders' capital	98,487,213	131,666,923
Unit premiums and reserves	795	686
Retained earnings	18,178,931	8,743,010
Underwriting commissions and issue expenses	(15,149,134)	(15,143,489)
Total equity (note 7)	101,517,805	125,267,130
Total liabilities and equity	$ 101,737,353	$ 125,484,328
Total equity per Unit	$ 10.27	$ 9.49